Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,174	$ 4,724	$ 3,370
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,194	1,092
Indefinite life
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,194	1,092
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,980	3,632
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	258	281
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,718	2,355
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,004	$ 996